GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
The following table provides a reconciliation of goodwill:
(MILLIONS)	Notes
Balance, as at December 31, 2017		$901
Acquired through business acquisition	2	27
Transfer to Assets held for sale	3	(23)
Foreign exchange		13
Balance, as at June 30, 2018		$918